Business Combinations	9 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Business Combinations
Business Combinations
Acquisitions – Mapi Group
On July 27, 2017, a subsidiary of the Company, ICON Clinical Research Limited, acquired Mapi Group. Mapi Group is a leading patient-centered health outcomes research and commercialization company. Cash outflows on acquisition were $145.8 million. The acquisition agreement provided for working capital targets to be achieved. On March 26, 2018, the Company paid $1.6 million in respect of these targets on completion of the working capital review.
The acquisition of Mapi Group has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date. The table following summarizes the Company’s fair values of the assets acquired and liabilities assumed:

July 27,
2017
(in thousands)
Cash	$19,649
Property, plant and equipment	4,872
Goodwill*	130,270
Order book	13,012
Customer list	18,392
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)

Net assets acquired	$145,776

Cash outflows	$144,131
Working capital adjustment	$1,645
Total consideration	$145,776

*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices. Goodwill related to the business acquired is not tax deductible.

Acquisitions – ICON Government & Public Health Solutions (formerly Clinical Research Management (ClinicalRM))
On September 15, 2016, a subsidiary of the Company, ICON US Holdings Inc. acquired ICON Government & Public Health Solutions (''GPHS'') which resulted in net cash outflow of $52.4 million (including certain payments made on behalf of GPHS totaling $9.2 million). GPHS is a full-service CRO specializing in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. The organization helps customers progress their products to market faster with a wide array of research, regulatory and sponsor services within the U.S. and around the globe. GPHS provide full service and functional research solutions to a broad range of US government agencies. Their extensive expertise extends across basic and applied research, infectious diseases, vaccines development, testing and the response to bio-threats. They have worked in collaboration with government and commercial customers to respond to the threat of global viral epidemics. Further consideration of up to $12.0 million was payable if certain performance milestones are achieved in respect of periods up to December 31, 2017.  The fair value of the contingent consideration on acquisition and at March 31, 2017 was estimated at $6 million  The evaluation of the performance and forecast performance of GPHS against performance milestones was updated as required at June 30, 2017.  Arising from that evaluation, the fair value of the contingent consideration liability was determined as $Nil, resulting in a net credit of $6 million being recorded within selling, general & administrative expenses in the Statement of Operations.
The acquisition of GPHS has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed:

September 15, 2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	35,969
Customer lists	4,012
Order backlog	1,668
Brand	1,409
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)

Net assets acquired	$58,396

Total consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible. In finalizing the goodwill on acquisition of GPHS in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase to unbilled revenue ($1.1 million) and other liabilities ($1.1 million) and in a decrease to accounts receivable ($0.3 million) and accounts payable ($0.5 million). Customer list, order backlog and brand intangible asset values were also finalized.